Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Summary of Income Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations

The following is a summary of income before taxes and noncontrolling interest for domestic and foreign operations (thousands of dollars):

Year ended December 31,	2016	2015	2014
U.S.	$218,810	$221,660	$221,471
Foreign	12,713	(2,328)	(1,950)

Total income before income taxes	$231,523	$219,332	$219,521

Summary of Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2016	2015	2014
Current:
Federal	$541	$21,321	$1,739
State	5,748	9,899	5,073
Foreign	4,298	650	2,193

	10,587	31,870	9,005

Deferred:
Federal	68,270	51,132	71,439
State	140	(2,574)	614
Foreign	(529)	(526)	(2,685)

	67,881	48,032	69,368

Total income tax expense	$78,468	$79,902	$78,373

Significant Components of Deferred Income Tax Expense (Benefit)

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2016	2015	2014
Deferred federal and state:
Property-related items	$76,217	$65,931	$52,814
Purchased gas cost adjustments	361	(32,993)	15,049
Employee benefits	(1,327)	623	109
All other deferred	(6,532)	15,332	2,257

Total deferred federal and state	68,719	48,893	70,229
Deferred ITC, net	(838)	(861)	(861)

Total deferred income tax expense	$67,881	$48,032	$69,368

Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate

A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate for 2014, 2015, and 2016 (and the sources of these differences and the effect of each) are summarized as follows:

Year Ended December 31,	2016	2015	2014
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	1.4	1.8	1.9
Property-related items	—	0.1	0.1
Tax credits	(0.4)	(0.4)	(0.5)
Company owned life insurance	(1.2)	0.1	(1.0)
All other differences	(0.9)	(0.2)	0.2

Consolidated effective income tax rate	33.9%	36.4%	35.7%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2016	2015
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$1,094	$1,614
Employee benefits	38,231	36,923
Alternative minimum tax credit	4,827	4,809
Net operating losses and credits	1,204	868
Interest rate swap	6,080	7,351
Other	18,415	24,636
Valuation allowance	(495)	(499)

	69,356	75,702

Deferred tax liabilities:
Property-related items, including accelerated depreciation	872,136	794,850
Regulatory balancing accounts	1,104	743
Unamortized ITC	1,710	2,549
Debt-related costs	5,712	5,497
Intangibles	8,803	9,547
Other	19,256	31,533

	908,721	844,719

Net noncurrent deferred tax liabilities	$839,365	$769,017

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (thousands of dollars):

	2016	2015
Unrecognized tax benefits at beginning of year	$296	$305
Gross increases – tax positions in prior period	897	—
Gross decreases – tax positions in prior period	—	(9)
Gross increases – current period tax positions	38	—
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—

Unrecognized tax benefits at end of year	$1,231	$296